Interim Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 192,028	$ 126,224
Short-term deposits	204,000	231,000
Marketable securities	39,965	30,813
Trade accounts receivable, net	112,018	99,471
Inventories	133,709	111,204
Other current assets	21,218	21,347
Total current assets	702,938	620,059
Long term deposits	20,000	26,000
Marketable securities	87,867	87,115
Long term inventory	15,359	11,879
Deferred tax assets, net	3,711	3,090
Other assets, net	2,060	2,001
Property, plant and equipment, net	56,805	54,196
Intangible assets, net	11,656	13,357
Goodwill	74,345	74,345
Total non-current assets	271,803	271,983
Total assets	974,741	892,042
Current liabilities
Trade accounts payable	40,895	46,630
Other current liabilities	89,080	77,280
Total current liabilities	129,975	123,910
Long term liabilities
Deferred tax liabilities, net	5,210	5,606
Other long-term liabilities	14,600	15,366
Convertible notes	198,472	197,925
Total Non current liabilities	218,282	218,897
Total liabilities	348,257	342,807
Shareholders' equity
Ordinary shares NIS 0.01 par value, 100,000,000 shares authorized at June 30, 2025 and at December 31, 2024; 47,794,821 issued shares at June 30, 2025 and 47,541,682 at December 31, 2024; 45,702,445 shares outstanding at June 30, 2025 and 45,449,306 at December 31, 2024;	178	177
Additional paid-in capital	223,206	214,931
Accumulated other comprehensive income	1,170	203
Retained earnings	403,828	335,822
Total shareholders' equity before treasury stock	628,382	551,133
Treasury stock, at cost (2,092,376 shares as of June 30, 2025 and December 31, 2024)	(1,898)	(1,898)
Total shareholders' equity	626,484	549,235
Total liabilities and shareholders' equity	$ 974,741	$ 892,042